Income Taxes - Summary of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefit, Beginning Balance	$ 517	$ 534
Additions based on tax positions related to the current year	34	15
Additions based on tax positions from prior years	0	0
Reductions for tax positions of prior years	0	(32)
Reductions due to lapse of the applicable statute of limitations	0	0
Unrecognized tax benefit, Ending Balance	$ 551	$ 517